Nature of Operations - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017	May 12, 2017
Disclosure Of Nature Of Operations [Line Items]
Ratio of pre-consolidated common shares to post-consolidated common share		10.00%
Ana Paula Property | Mexico | Minera Aurea
Disclosure Of Nature Of Operations [Line Items]
Proportion of ownership interest in property	100.00%